Intangible Assets, Net	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

Note 9. INTANGIBLE ASSETS, NET

Net intangible assets consisted of the following:

	September 30,	June 30,
	2020	2020
Full service logistics platforms	$190,000	$190,000
Less: Accumulated amortization	(179,444)	(163,611)
Intangible assets, net	$10,556	$26,389

The full service logistics platform was placed in services in December 2017. The platforms are being amortized over three years. Amortization expenses amounted to $15,833 and $34,057 for the three months ended September 30, 2020 and 2019, respectively.

In addition, first phase of the ERP system was placed in use in July 2019 and is being amortized over three years. However, due to the continued decrease in revenues from the inland transportation management segment, the Company recorded an impairment of $200,455 for the three months ended September 30, 2019. No impairment was recorded for same period 2020.

Note 9. INTANGIBLE ASSETS, NET

Net intangible assets consisted of the following:

	June 30,	June 30,
	2020	2019
Full service logistics platforms	$190,000	$190,000
Less: Accumulated amortization	(163,611)	(100,278)
Intangible assets, net	$26,389	$89,722

The full service logistics platform was placed in services in December 2017. The platforms are being amortized over three years. Amortization expenses amounted to $81,557 and $63,333 for the years ended June 30, 2020 and 2019, respectively.

In addition, first phase of the ERP system (see more details in Note 6) was placed in use in July 2019 and is being amortized over three years. However, due to the continued decrease in revenues from the inland transportation management segment, the Company recorded an impairment of $200,455 for the year ended June 30, 2020.